Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2022
Property, plant and equipment
Schedule of changes in property, plant and equipment

		Furniture &	Chemical
Year ended December 31, 2021	Equipment	fixtures	library	Total
Opening net book amount	67,760	—	—	67,760
Additions	31,549	—	—	31,549
Depreciation charge	(27,198)	—	—	(27,198)
Closing net book amount	72,111	—	—	72,111

		Furniture &	Chemical
As of December 31, 2021	Equipment	fixtures	library	Total
Cost	1,713,828	7,564	1,207,165	2,928,557
Accumulated depreciation	(1,641,717)	(7,564)	(1,207,165)	(2,856,446)
Net book value	72,111	—	—	72,111

		Furniture &	Chemical
Period ended June 30, 2022	Equipment	fixtures	library	Total
Opening net book amount	72,111	—	—	72,111
Depreciation charge	(17,680)	—	—	(17,680)
Closing net book amount	54,431	—	—	54,431

		Furniture &	Chemical
As of June 30, 2022	Equipment	Fixtures	Library	Total
Cost	1,713,828	7,564	1,207,165	2,928,557
Accumulated depreciation	(1,659,397)	(7,564)	(1,207,165)	(2,874,126)
Net book value	54,431	—	—	54,431